The Integrity Funds
1 Main Street North
Minot, ND 58703

May 2, 2007

Securities and Exchange Commission
450 Fifth Street NW
Washington, DC 20549

Attention: Filing Desk, Stop 1-4

RE:	The Integrity Funds
File No. 33-53698
CIK No. 0000893730

Gentlemen:

In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement of Form N-1A for the above captioned Fund does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Commission on April 27, 2007.

The Integrity Funds

By: /s/Laura K. Anderson

Treasurer